Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of detailed information of provision
Details of the provisions are as follows:

At June 30, 2023	Non-current		Total Non- current	Current
(In thousand Euros)	Other	Service warranties		Service warranties	Total Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Charge / (Credit):	843	426	1,269	427	427
(+) additional provisions recognized, net	959	1,576	2,535	1,577	1,577
(+/-) Short-term transferred	—	1,150	1,150	(1,150)	(1,150)
(-) Amounts used during the year	(116)	(2,300)	(2,416)	—	—

Carrying amount at year end	963	1,745	2,708	1,745	1,745

At December 31, 2022	Non-current		Total Non- current	Current	Total Current
(In thousand Euros)	Other	Service		Service
Carrying amount at the beginning of the year	4	358	362	541	541
Charge / (Credit):	116	961	1,077	777	777
(+) additional provisions recognized, net	117	2,935	3,052	—	—
(+/-) Short-term transferred	—	(1,416)	(1,416)	1,415	1,415
(-) Amounts used during the year	(1)	(558)	(559)	(638)	(638)

Carrying amount at ye a r end	120	1,319	1,439	1,318	1,318